Related party transactions	12 Months Ended
Mar. 31, 2011
Related party transactions

27. Related party transactions

The Bank’s principal related parties consist of HDFC Limited, its principal owner, subsidiaries of HDFC Limited and affiliates of the Bank. Transactions disclosed under “others” primarily consist of transactions with subsidiaries of HDFC Limited and affiliates of the Bank. The Bank enters into transactions with its related parties, such as providing banking services, sharing costs and service providers, purchasing services, making joint investments, and borrowing from related parties and subletting premises. The Bank is prohibited from making loans to companies with which it has directors in common. The Bank, being an authorized dealer, deals in foreign exchange and derivative transactions with certain parties which include the principal owner and related companies. The foreign exchange and derivative transactions are undertaken in line with the RBI guidelines. The Bank’s related party balances and transactions are summarized as follows:

Balances payable to related parties are as follows:

	As of March 31,
	2010						2011
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Balances in non-interest-bearing deposits	Rs.	9,287.9	Rs.	1,729.9	Rs.	11,017.8	Rs.	6,600.2	Rs.	1,805.4	Rs.	8,405.6	US$	188.7
Balances in interest- bearing deposits		15,000.0		691.5		15,691.5		9,598.0		210.6		9,808.6		220.2
Accounts payable		1.5		—		1.5		—		—		—		—

Total	Rs.	24,289.4	Rs.	2,421.4	Rs.	26,710.8	Rs.	16,198.2	Rs.	2,016.0	Rs.	18,214.2	US$	408.9

Balances receivable from related parties are as follows:

	As of March 31,
	2010						2011
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Loans	Rs.	—	Rs.	43.8	Rs.	43.8	Rs.	—	Rs.	—	Rs.	—	US$	—
Other assets		130.8		1,018.9		1,149.7		84.4		599.8		684.2		15.4

Total	Rs.	130.8	Rs.	1,062.7	Rs.	1,193.5	Rs.	84.4	Rs.	599.8	Rs.	684.2	US$	15.4

Purchase of property and equipment from related parties for the years ended March 31, 2010 and 2011 were Rs. 20.0 million and Nil, respectively.

Included in the determination of net income are the following significant transactions with related parties:

	March 31,
	2009						2010						2011
	Principal owner		Others		Total		Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Non-interest revenue-Fees and commissions	Rs.	557.6	Rs.	5,000.6	Rs.	5,558.2	Rs.	769.0	Rs.	5,338.8	Rs.	6,107.8	Rs.	807.2	Rs.	7,620.7	Rs.	8,427.9	US$	189.2
Interest and Dividend revenue		—		22.1		22.1		—		25.8		25.8		—		45.0		45.0		1.0
Non-interest expense-Premises and equipment		(6.9)		(7.6)		(14.5)		(8.5)		(13.7)		(22.2)		(17.3)		(12.6)		(29.9)		(0.7)

Other transactions with principal owners are as follows:

During the years ended March 31, 2010 and March 31, 2011, the Bank purchased “AAA” rated home loans aggregating Rs.48,702.9 million and Rs. 43,789.7million, respectively. Dividends paid to HDFC Limited and its subsidiaries for the years ended March 31, 2010 and 2011 were Rs.524.4 million and Rs. 943.7million, respectively. The Bank also enters into foreign exchange and derivative transactions with HDFC Ltd. The notional principal amount and the mark-to-market gains in respect of foreign exchange and derivative contracts outstanding as of March 31, 2011 was Rs.2,500million (previous year Rs.9,701.2 million) and Rs.65.8million (previous year Rs.18.9million), respectively.

On June 2, 2008 HDFC Limited subscribed to the preferential offer of 131,001,100 warrants convertible into 131,001,100equity shares of HDFC Bank Limited at a price of Rs. 306.03 per equity share. The allotment was in terms of the SEBI guidelines. During the previous year, HDFC Limited exercised its right to convert the above warrants into equity shares and the Bank received an amount of Rs. 36,080.6 million from HDFC Limited.